Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property and Equipment, Net
Property and Equipment, Net

(5)   Property and Equipment, Net

Property and Equipment consist of:

	As of
	June 30,	December 31,
(in $ millions)	2022	2021
Capitalized software for internal use	$314	$304
Computer equipment	74	65
Leasehold improvements	51	52
Furniture, fixtures and other equipment	6	6
Capital projects in progress	22	9
	467	436
Less: accumulated depreciation and amortization	(257)	(220)
Property and equipment, net	$210	$216

Depreciation and amortization expense related to fixed assets was $22 million and $43 million for the three and six months ended June 30, 2022, respectively, and $20 million and $39 million for the three and six months ended June 30, 2021, respectively. Depreciation and amortization expense includes amortization related to capitalized software development costs amounting to $15 million and $12 million for the three months ended June 30, 2022 and 2021, respectively, and $29 million and $25 million for the six months ended June 30, 2022 and 2021, respectively.